Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of Transaction with Related Parties

The Company entered the following transactions with related parties. The following amounts were outstanding at the date of the unaudited condensed consolidated statements of financial position:

		Amounts owed by related parties	Amounts owed to related parties
Related Party Relationship	Type of Transaction	March 31, 2022	March 31, 2022
Other	Warrant liabilities	—	2,625
Topco	Receivable	4,176	—
PGHL	Receivable	2,053	—
Other	Receivable	7	—
		$6,236	$2,625

		Amounts owed by related parties	Amounts owed to related parties
Related Party Relationship	Type of Transaction	December 31, 2021	December 31, 2021
Other	Warrant liabilities	—	3,300
Topco	Receivable	4,408	—
PGHL	Receivable	2,069	—
Other	Receivable	15	—
		$6,492	$3,300